NET LOSS PER SHARE - Schedule of Calculating Diluted Earnings Per Share (Details) - shares	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	197,811,957		35,713,148		197,811,957		35,713,148		19,469,020		2,001,664
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	41,068				41,068				218,430		188,865
Junior Note Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	859,315		335,210		859,315		335,210		859,315		550,000
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	417,770		19,892		417,770		19,892		417,770		417,770
June 2023 Senior Note Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	335,210				335,210				335,210		335,210
August 2024 Warrants Issued with Junior Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	19,892				19,892				19,892
Pre-Funded Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount			837,116				837,116		837,116
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	1,612		6,620		1,612		6,620		4,562		22,213
If-converted Common Stock from Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	109,445	[1]	119,445	[1]	109,445	[1]	119,445	[1]	119,445	[2]	151,945	[2]
If-converted Common Stock from convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	37,551,994		2,932,138		37,551,994		2,932,138		16,657,280		335,661
Offering Common Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	123,454,232		185,642		123,454,232		185,642
Offering Pre-Funded Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	31,660,075		859,315		31,660,075		859,315
Offering Placement Agent Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	3,361,344		417,770		3,361,344		417,770

[1]	Assumed that all shares of Series A Preferred Stock were converted into Common Stock at a conversion rate equal to $0.25 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.
[2]	Assumes that all shares of Series A Preferred Stock are converted into Common Stock at a conversion rate equal to $0.25 divided by $5.00 (adjusted by the Reverse Stock Split), representing the maximum number of shares issuable to holders of Series A Preferred Stock.